Risk Management and Financial Instruments - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss (Details) - Market approach [member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial assets
Financial investments/Overnight investments	$ 1,577,850	$ 1,887,853
National treasury bills	154,015	123,204
Derivative assets	144,697	155,602
Investment in financial assets at fair value	26,973	49,908
Financial liabilities
Derivative liabilities	214,025	270,781
Level 1 [Member]
Financial assets
Financial investments/Overnight investments
National treasury bills	154,015	123,204
Derivative assets
Investment in financial assets at fair value	26,973	49,908
Financial liabilities
Derivative liabilities
Level 2 [Member]
Financial assets
Financial investments/Overnight investments	1,577,850	1,887,853
National treasury bills
Derivative assets	144,697	155,602
Investment in financial assets at fair value
Financial liabilities
Derivative liabilities	$ 214,025	$ 270,781